UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 16, 2007 to November 15, 2007


Commission File Number of issuing entity: 333-139891-02


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-E
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-139891


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       35-2302892, 32-0208042, 30-0428859
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A             [   ]           [   ]           [ x ]
     C             [   ]           [   ]           [ x ]
     EP            [   ]           [   ]           [ x ]
     R1            [   ]           [   ]           [ x ]
     R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On November 15, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2007-E, Revolving Home Equity Loan Asset Backed Notes, Series 2007-E.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.


PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

        None.

Item 3. Sales of Securities and Use of Proceeds.

        None.

Item 4. Defaults Upon Senior Securities.

        None.

Item 5. Submission of Matters to a Vote of Security Holders.

        None.

Item 6. Significant Obligors of Pool Assets.

        None.

Item 7. Significant Enhancement Provider Information.

     Incorporated herein by reference to the consolidated financial statements of MBIA Insurance Corporation and subsidiaries as of September 30, 2007 and for the nine month periods ended September 30, 2007 and September 30, 2006, which are included as Exhibit 99.1 in the Quarterly Report on Form 10-Q of MBIA Inc. for the period ended September 30, 2007, which was filed with the Securities and Exchange Commission on November 9, 2007 (Securities and Exchange Commission File No. 001-09583).

Item 8. Other Information.

        None.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

        Monthly Statement to Noteholders on November 15, 2007 is filed as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2007-E (Issuing Entity)


Date: March 26, 2008       Countrywide Home Loans, Inc.
                           (Master Servicer)

                    By:    /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                 Title:    Executive Vice President




EXHIBIT INDEX

Exhibit Number    Description

EX-99.1           Monthly Statement to Noteholders



                                  EXHIBIT 99.1

               COUNTRYWIDE REVOLVING HOME EQUITY LOAN TRUST NOTES
                                 Series 2007-E
                          Distribution Date: 11/15/2007


--------------------------------------------------------------          -------------------------------------------------------
Table of Contents                            Page #                     Trustee Contacts
--------------------------------------------------------------          -------------------------------------------------------
1.  Monthly Distribution Summary                1                       Officer:  Rafael Martinez      713-483-6044
2.  Principal Distribution Detail               2
3.  Interest Distribution Detail                3                       Address:  The Bank of New York Mellon
4.  Bond Factor Detail                          4                                 601 Travis, 16th Floor
5.  Collateral Statement                        5                                 Houston, TX  77002
6.  Payment Waterfall                           6                       -------------------------------------------------------
7.  Distribution Summary & Reconciliation       7                       Countrywide Contacts
8.  Overcollateralization Details               8                       -------------------------------------------------------
9.  Realized Losses                             9                       Contact:  Mortgage Investor Relations   818-225-4444
10. Realized Losses Loan Details                9
11. Delinquency Information                    10                       Address:  Countrywide Financial Corporation
12. Foreclosure Loan Details                   11                                 4500 Park Granada
13. REO Loan Details                           12                                 Calabasas, CA 91302
14. Bankruptcy Loan Details                    13                       Email:    CWMIR@countrywide.com
                                                                        -------------------------------------------------------
--------------------------------------------------------------          Issuance Dates
Issuance Information                                                    -------------------------------------------------------
--------------------------------------------------------------          Cutoff Date                                    05/31/07
Sponsor & Master Servicer:  Countrywide Home Loans Inc.                 Record Date                                    11/14/07
                                                                        Determination Date                             11/12/07
Indenture Trustee           Bank of New York Mellon                     First Distribution Date                        07/15/07
Owner Trustee               Wilmington Trust Company
                                                                        Accrual Period 30/360          Begin           10/01/07
Note Insurer                Financial Security Assurance Inc.                                          End             11/01/07
Custodian:                  Treasury Bank, NA                           Number of Days in Accrual Period               30
                                                                        Accrual Period Actual Day      Begin           10/15/07
                                                                                                       End             11/15/07
Underwriter(s):             Countrywide Securities Corporation          Number of Days in Actual Accrual Period        31
--------------------------------------------------------------          -------------------------------------------------------



                 Certificateholder Monthly Distribution Summary
-----------------------------------------------------------------------------------------------------------------------------------
                            Certificate                 Pass                                                Current
               Class          Rate       Beginning     Through    Principal     Interest      Total         Realized    Ending
Class Cusip    Description    Type        Balance      Rate (%)   Distribution  Distribution  Distribution  Losses      Balance
-----------------------------------------------------------------------------------------------------------------------------------
A   12670TAA8   Senior   Var-Act/360   829,686,287.36  5.241250  7,358,813.23     3,744,621.97  11,103,435.20   0.00 822,327,474.13
C   12670TAB6  Residual  Var-30/360    836,662,039.86  0.000000          0.00             1.70           1.70   0.00 831,176,425.97
EP  12670TAC4   Senior   Fix-30/360              0.00  0.000000          0.00             0.00           0.00   0.00           0.00
R1  12670TAD2   Senior   Fix-30/360              0.00  0.000000          0.00             0.00           0.00   0.00           0.00
R2  12670TA30   Senior   Fix-30/360              0.00  0.000000          0.00             0.00           0.00   0.00           0.00
-----------------------------------------------------------------------------------------------------------------------------------
Totals                                 829,686,287.36            7,358,813.23     3,744,623.67  11,103,436.90   0.00 822,327,474.13
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------
                     Cumulative
                     Realized
Class      Cusip     Losses
-------------------------------
A     12670TAA8       0.00
C     12670TAB6       0.00
EP    12670TAC4       0.00
R1    12670TAD2       0.00
R2    12670TA30       0.00
--------------------------------




                          Principal Distribution Detail
----------------------------------------------------------------------------------------------------------------------------------
                            Original             Beginning           Net             Current         Ending           Ending
                            Certificate          Certificate         Principal       Realized     Certificate        Certificate
Class          Cusip        Balance              Balance             Distribution     Losses         Balance          Factor
----------------------------------------------------------------------------------------------------------------------------------
A          12670TAA8      900,000,000.00      829,686,287.36     7,358,813.23           0.00      822,327,474.13     0.913697193
C          12670TAB6      900,000,000.00      836,662,039.86             0.00           0.00      831,176,425.97     0.923529362
EP         12670TAC4                0.00                0.00             0.00           0.00                0.00     0.000000000
R1         12670TAD2                0.00                0.00             0.00           0.00                0.00     0.000000000
R2         12670TA30              100.00                0.00             0.00           0.00                0.00     0.000000000
-----------------------------------------------------------------------------------------------------------------------------------
Totals                    900,000,100.00      829,686,287.36     7,358,813.23           0.00      822,327,474.13
-----------------------------------------------------------------------------------------------------------------------------------



                          Interest Distribution Detail
-----------------------------------------------------------------------------------------------------------------------------------
               Beginning          Pass                                      Total         Net Rate                       Net Rate
              Certificate        Through     Effective       Current       Interest       Carryover      Interest        Carryover
Class           Balance           Rate (%)    Coupon (%)     Interest        Due          Paid            Paid           After Dist.
-----------------------------------------------------------------------------------------------------------------------------------
A             829,686,287.36      5.241250     5.241250    3,744,621.97     3,744,621.97     0.00        3,744,621.97           0.00
C             836,662,039.86      0.000000     0.000002            0.00             0.00     0.00                1.70           0.00
EP                      0.00      0.000000     0.000000            0.00             0.00     0.00                0.00           0.00
R1                      0.00      0.000000     0.000000            0.00             0.00     0.00                0.00           0.00
R2                      0.00      0.000000     0.000000            0.00             0.00     0.00                0.00           0.00
-----------------------------------------------------------------------------------------------------------------------------------
Totals        829,686,287.36                               3,744,621.97     3,744,621.97     0.00        3,744,623.67           0.00
-----------------------------------------------------------------------------------------------------------------------------------


                          Current Payment Information
                               Factors per $1,000
----------------------------------------------------------------------------------------------------------------------------------
                           Original       Beginning Cert                                       Ending Cert.         Pass
                         Certificate       Certificate      Principal        Interest          Certificate          Through
Class    Cusip             Balance           Balance      Distribution      Distribution         Balance            Rate (%)
----------------------------------------------------------------------------------------------------------------------------------
A       12670TAA8       900,000,000.00       921.873652622      8.176459143       4.160691076       913.697193480        5.241250
C       12670TAB6       900,000,000.00       929.624488733      0.000000000       0.000001889       923.529362189        0.000000
EP      12670TAC4                    -         0.000000000      0.000000000       0.000000000         0.000000000        0.000000
R1      12670TAD2                    -         0.000000000      0.000000000       0.000000000         0.000000000        0.000000
R2      12670TA30               100.00         0.000000000      0.000000000       0.000000000         0.000000000        0.000000
----------------------------------------------------------------------------------------------------------------------------------
Totals                  900,000,100.00       921.873550192      8.176458236       4.160692504       913.697091956
----------------------------------------------------------------------------------------------------------------------------------



Collateral Statement
----------------------
Beginning Loan Count                                                                                               14,004
Ending Loan Count                                                                                                  14,287

Beginning Collateral Balance                                                                               836,662,039.86
Principal Collected                                                                                        -15,670,008.12
Repurchased Principal                                                                                         -117,815.06
Charge-Offs                                                                                                   -595,500.00
Additional Balances                                                                                         10,897,709.29
Ending Collateral Balance                                                                                  831,176,425.97

Net Interest Collected                                                                                       6,334,778.69
Principal Collected Net of Additional Balances                                                               4,890,113.89
Charged-off Loan Proceeds                                                                                            0.00
Servicer Remittance                                                                                         11,224,892.58

Master Servicer Fees                                                                                           348,609.18
Owner Trustee Fee                                                                                                    0.00
Indenture Trustee Fee                                                                                                0.00
Loan Mortgage Insurance                                                                                              0.00
Bond Insurance Premium                                                                                         121,457.00

Floating Allocation Percentage                                                                                   100.000%
Investor Interest Collections                                                                                6,334,778.69
Transferor Interest Collections                                                                                      0.00

Investor Principal Collections                                                                               4,890,113.89
Transferor Principal Collections                                                                                     0.00

Average Daily Loan Balance                                                                                 839,078,807.82
Weighted Average Daily Line of Credit                                                                          155,032.21
Weighted Average Daily Coupon                                                                                      9.520%
Weighted Average Daily Net Coupon                                                                                  9.020%
Weighted Average Daily Margin                                                                                      1.771%

Balance of Loans with Credit Limit Modification                                                                      0.00
Balance of Loans with Margin Modification                                                                            0.00
Balance of Loans with Credit Limit and Margin Modifications                                                          0.00

Rapid Amortization Event                                                                NO
Rapid Amortization Period                                                               NO


Payments
----------------------

Section 8.03(a) Investor Interest Collections

(i) Owner Trustee and Intenture Trustee Fees                                                                         0.00
(ii) Insurance Premium                                                                                         121,457.00
(iii) Aggregate Investor Interest                                                                            3,744,621.97
(iv) Investor Loss Amounts                                                                                           0.00

(v) Unreimbursed Credit Enhancement Draws                                                                            0.00
(vi) Accelerated Principal Payment Amount                                                                    2,468,699.34
(vii) Credit Enhancer Payments                                                                                       0.00

(viii) Master Servicer Payments pursuant to SSA                                                                      0.00
(ix) Basis Risk Carryforward Payment                                                                                 0.00
(x) Remaining, to the Transferor                                                                                     0.00

Section 8.03(b) Principal Collections

Net Draw Payment to R1                                                                                               0.00
Scheduled Principal Payment                                                                                  4,890,113.89
Overcollateralization Step Down Amount                                                                               0.00

Section 8.03(c) Subordinate Collections

Unpaid Owner Trustee and Indenture Trustee Fees                                                                      0.00
Unpaid Insurance Premiums                                                                                            0.00
Unpaid Aggregate Investor Interest                                                                                   0.00
Unpaid Investor Loss Amounts                                                                                         0.00

Transferor Interest Collections Paid                                                                                 0.00
Transferor Principal Paid                                                                                            0.00

Section 8.03(g) Charged-off Loan Proceeds

(i) Unreimbursed Credit Enhancement Draws                                                                            0.00
(ii) Investor Loss Amount and class R1 payment                                                                       0.00
(iii) to Class E-P                                                                                                   0.00

Total Payments                                                                                              11,224,892.20


Distribution Summary & Reconciliation
-------------------------------------

Investor Loss Amount                                                                                                 0.00
Accelerated Principal                                                                                        2,468,699.34
Scheduled Principal Payment Amount                                                                           4,890,113.89
Insured Payment                                                                                                      0.00
Total Class A Principal Payment                                                                              7,358,813.23

One-Month Libor                                                                                                  5.09125%
Class A Margin                                                                                                   0.15000%
Interest Formula Interest Rate                                                                                   5.09125%
Maximum Class Interest Rate                                                                                      8.62412%
Class Coupon                                                                                                     5.09125%

Aggregate Investor Interest                                                                                  3,744,621.97
Basis Risk Payments                                                                                                  0.00
Interest Shortfall Paid                                                                                              0.00
Total Class A Interest Payment                                                                               3,744,621.97

Total Class A Payments                                                                                      11,103,435.20

Transferor Interest Collections                                                                                      0.00
Transferor Principal Collections                                                                                     0.00
Additional Balances                                                                                                  0.00
Remaining Investor Interest Collections                                                                              0.00
Overcollateralization Step-Down Amount                                                                               0.00
Earnings from Basis Risk Reserve                                                                                     1.70
Total Trans Class Payment                                                                                            1.70

Servicer Reconciliation

Servicer Remittance                                                                                         11,224,892.58
Earnings from Basis Risk Reserve                                                                                     1.70
Insurance Premium                                                                                             -121,457.00
Total Class Payments                                                                                       -11,103,436.90
Remaining                                                                                                            0.00


Overcollateralization Details
------------------------------

Step Down Reached on December 2009                                                               NO

Step Down Trigger Tests

Current Spread Rate                                                                          2.681%
Spread Rate Test Trigger Threshold                                                           1.250%
Spread Rate Step Down Event in Effect?                                                           NO

Current Cumulative Loss Percentage                                                           0.073%
Cumulative Loss Test Trigger Threshold                                                     100.000%
Cumulative Loss Step Down Test in Effect?                                                        NO

Step Down Trigger Test in Effect? ( Either one of Above Step Down Tests Fails )                 YES

Required Transferor Subordinate Amount

Original Note Balance                                                                                       900,000,000.00
Ending Loan Group Balance                                                                                   831,176,425.97
OC Floor ( 0.50%*Orig. Note Balance )                                                                         4,500,000.00

Prior to Step-Down Date, [2.50%*Orig Note Bal ]                                                              22,500,000.00
After Step-Down Date, [5.00%*End Balance MAX OC Floor ]                                                      41,558,821.30

If Trigger Step Down Event Pursuant to its Respective Threshold  [ Last Month's OC Requirement ]             22,500,000.00

Final Subordinate Transferor Requirement                                                                     22,500,000.00

Overcollateralization Details

OC Beginning Amount                                                                                           6,380,252.50
OC Requirement                                                                                               22,500,000.00
OC Deficiency Beginning                                                                                      16,119,747.50
OC Excess                                                                                                             0.00
OC Reduction                                                                                                          0.00

OC Ending Amount                                                                                              8,848,951.84
OC Deficiency Ending                                                                                         13,651,048.16

Excess Interest ( Investor Interest - Owner Trustee Fee - Indenture Trustee Fee - Premium - Note Interest )   2,468,699.72




Additional Details
---------------------
Net Draws                                                                                                             0.00
Net Draws Principal Payment                                                                                           0.00
Remaining Net Draws                                                                                                   0.00

Charged-off Loan Proceeds                                                                                             0.00


Realized Lossses
--------------------

Investor Loss Amounts                                                                                                 0.00
Investor Loss Amounts Paid                                                                                            0.00
Investor Loss Amounts Unpaid                                                                                          0.00

Current Realized Principal Losses                                                                               595,500.00
Cumulative Realized Principal Losses                                                                            654,822.47
Current CDR                                                                                                         0.851%



--------------
Loss Details
----------------------------------------------------------------------------------------------------------------------
Loan ID         Liquidation       Liquidation      Realized       Previous    Current                   Post
                Balance           Proceeds           Loss         Status    Non Rate       State      Recovery Losses
----------------------------------------------------------------------------------------------------------------------
Group I
  159228994      150,000.00        0.00          150,000.00         DEL        8.125      N/A        0.00
  159409770       45,000.00        0.00           45,000.00         DEL        8.750      N/A        0.00
  159616572      166,500.00        0.00          166,500.00         DEL       13.250      N/A        0.00
  159718137      234,000.00        0.00          234,000.00         DEL       10.125      N/A        0.00
------------------------------------------------------------------------------------------------------------------------



Delinquency Status
-------------------

Group 1 - Delinquency Status

------------------------------  ------------------------------   ----------------------------    ---------------------------------
          DELIQUENT                     BANKRUPTCY                      FORECLOSURE                            REO
------------------------------  ------------------------------   ----------------------------    ---------------------------------
                     Scheduled                       Scheduled                      Scheduled                         Scheduled
    Days   Count      Balance       Days   Count      Balance      Days    Count     Balance       Days     Count      Balance
                                    1 - 29     1         12,200      1 - 29  0           0         1 - 29      0           0.00
  30 - 59   232     18,523,441     30 - 59     5        474,191     30 - 59  0           0        30 - 59      0           0.00
  60 - 89   116     10,273,257     60 - 89     0           0.00     60 - 89  0           0        60 - 89      0           0.00
 90 - 179   185     18,075,465    90 - 179     5        250,055    90 - 179  0           0       90 - 179      2        179,000
180 - 269     0           0.00   180 - 269     0           0.00   180 - 269  0           0      180 - 269      0           0.00
270 - 359     0           0.00   270 - 359     0           0.00   270 - 359  0           0      270 - 359      0           0.00
     360+     0           0.00        360+     0           0.00        360+  0           0           360+      0           0.00
 -----------------------------  ------------------------------   ----------------------------    ---------------------------------
            533     46,872,163                11        736,446              0           0                     2        179,000
 -----------------------------  ------------------------------   ----------------------------    ---------------------------------

---------------------------------
           TOTAL
---------------------------------
                        Scheduled
   Days      Count       Balance
     1 - 29        1      12,200
    30 - 59      237  18,997,632
    60 - 89      116  10,273,257
   90 - 179      192  18,504,520
  180 - 269        0        0.00
  270 - 359        0        0.00
       360+        0        0.00
---------------------------------
                 546  47,787,609
---------------------------------


------------------------------  ------------------------------   ----------------------------    ---------------------------------
          DELIQUENT                     BANKRUPTCY                      FORECLOSURE                            REO
------------------------------  ------------------------------   ----------------------------    ---------------------------------
                     Scheduled                       Scheduled                      Scheduled                         Scheduled
     Days   Count      Balance       Days   Count      Balance      Days    Count     Balance       Days     Count      Balance

------------------------------  ------------------------------   ----------------------------    ---------------------------------
                                   1 - 29  0.007%      0.001%      1 - 29    0.000%      0.000%     1 - 29   0.000%      0.000%
  30 - 59   1.624%     2.214%     30 - 59  0.035%      0.057%     30 - 59    0.000%      0.000%    30 - 59   0.000%      0.000%
  60 - 89   0.812%     1.228%     60 - 89  0.000%      0.000%     60 - 89    0.000%      0.000%    60 - 89   0.000%      0.000%
 90 - 179   1.295%     2.160%    90 - 179  0.035%      0.030%    90 - 179    0.000%      0.000%   90 - 179   0.014%      0.021%
180 - 269   0.000%     0.000%   180 - 269  0.000%      0.000%   180 - 269    0.000%      0.000%  180 - 269   0.000%      0.000%
270 - 359   0.000%     0.000%   270 - 359  0.000%      0.000%   270 - 359    0.000%      0.000%  270 - 359   0.000%      0.000%
     360+   0.000%     0.000%        360+  0.000%      0.000%        360+    0.000%      0.000%       360+   0.000%      0.000%
------------------------------  ------------------------------   ----------------------------    ---------------------------------
            3.731%     5.602%              0.077%      0.088%                0.000%      0.000%              0.014%      0.021%
------------------------------  ------------------------------   ----------------------------    ---------------------------------



---------------------------------
           TOTAL
---------------------------------
                     Scheduled
Days      Count       Balance
   1 - 29      0.007%      0.001%
  30 - 59      1.659%      2.271%
  60 - 89      0.812%      1.228%
 90 - 179      1.344%      2.212%
180 - 269      0.000%      0.000%
270 - 359      0.000%      0.000%
     360+      0.000%      0.000%
----------------------------------
               3.822%      5.712%
----------------------------------
Note: Beginning with the remittance report of 11/15/07 forward, the delinquency buckets above do not include Bankruptcies, Foreclosures and REOs.



                            Foreclosure Loan Details
---------------------------------------------------------------------------------------------------------------------
                                  Current           Current      Original                    Property        Lien
   Loan ID         Status          Balance         Note Rate     LTV         State           Type            Status
---------------------------------------------------------------------------------------------------------------------
Group I
                   N/A
-------------------------------------------------------------------------------------------------------------------


                                REO Loan Details
---------------------------------------------------------------------------------------------------------------------
                                Current         Current      Original                    Property        Lien
   Loan ID         Status       Balance         Note Rate     LTV         State           Type            Status
---------------------------------------------------------------------------------------------------------------------
Group I
  159945789         New      29,000.00          9.275       90.00%         N/A       Single Family       Second
  153543411         New     150,000.00         10.750       87.50%         N/A       Single Family       Second
-------------------------------------------------------------------------------------------------------------------
  New Total                 179,000.00
-------------------------------------------------------------------------------------------------------------------



                            Bankruptcy Loan Details
---------------------------------------------------------------------------------------------------------------------
                                  Current           Current      Original                    Property        Lien
   Loan ID         Status          Balance         Note Rate     LTV         State           Type            Status
---------------------------------------------------------------------------------------------------------------------
Group I
   159867276               New      23,404.80         13.325       89.83%    N/A                 PUD       Second
   157001486               New      11,000.00         11.875       84.14%    N/A       Single Family       Second
   156483683               New      49,800.00          8.000      100.00%    N/A       Single Family       Second
   159904016               New      65,000.00         13.500      100.00%    N/A      Low-Rise Condo       Second
   166477864               New      51,850.00         11.375      100.00%    N/A       Single Family       Second

   164595729               New      68,391.32         11.000       95.00%    N/A       Single Family       Second
--------------------------------------------------------------------------------------------------------------------
   New Total                       269,446.12

   164522630          Existing     280,000.00          8.750       90.00%    N/A       Single Family       Second
   164455771          Existing      12,200.00         10.875       90.00%    N/A        Multi-Family       Second
   164448628          Existing      51,000.00         12.250       90.00%    N/A       Single Family       Second
   159600298          Existing      63,800.00         17.500      100.00%    N/A                 PUD       Second
   158704658          Existing      60,000.00         12.375       87.50%    N/A       Single Family       Second
--------------------------------------------------------------------------------------------------------------------
 Exist Total                       467,000.00
       Total                       736,446.12
--------------------------------------------------------------------------------------------------------------------
